Discontinued Operations	6 Months Ended
Jun. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 12 – Discontinued Operations

In January 2012, we acquired 51% of Bronco Communications LLC.  We subsequently discontinued the operations of Bronco and disposed of its remaining assets in January 2013 although we were responsible for contract oversight which was concluded in June 2014.  In accordance with ASC Topic 205, Presentation of Financial Statements - Discontinued Operation , we have presented the loss on sale of the net assets of Bronco of $245,744 and operating costs incurred as a loss from discontinued operations in the accompanying condensed consolidated statements of operations for the three and six months ended June 30, 2014 and 2013.